UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number_811-22801

Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/15

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report
November 30, 2015

Franklin Short Duration U.S. Government ETF

A SERIES OF FRANKLIN ETF TRUST

Contents
Semiannual Report
Franklin Short Duration U.S. Government ETF	2
Performance Summary	5
Your Fund’s Expenses	7
Financial Highlights and Statement of Investments	8
Financial Statements	15
Notes to Financial Statements	18
Shareholder Information	25

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updates and documents.

	Not FDIC Insured	|	May Lose Value | No Bank Guarantee
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Semiannual Report

Franklin Short Duration U.S. Government ETF

This semiannual report for Franklin Short Duration U.S. Government ETF covers the period ended November 30, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income as is consistent with prudent investing, while seeking preservation of capital, by investing at least 80% of net assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.1 The Fund targets an estimated average portfolio duration of three years or less.

Performance Overview

For the six months under review, the Fund had cumulative total returns of -0.57% based on market price and -0.02% based on net asset value. In comparison, the Barclays U.S. Government Index: 1-3 Year Component produced a +0.01% total return for the same period.2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you redeem or sell your shares. Current performance may differ from figures shown. Please visit etf.franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

U.S. economic growth improved during the six months under review amid healthy consumer spending. The economy strengthened in the second quarter but moderated in the third quarter as businesses cut back on inventories, exports slowed, and state and local governments reduced their spending. Manufacturing activities expanded for most of the period but contracted toward period-end. Non-manufacturing activities, however, increased throughout the six-month period, contributing to new jobs and helping drive down the unemployment rate to 5.0% at period-end, the lowest level in more than seven years.3 Housing market data were mixed as existing home sales and prices rose, but new home sales slowed while mortgage rates remained low. Retail sales grew modestly, driven by automobile and auto component sales. Inflation remained subdued, but after two consecutive declines, monthly inflation, as measured by the Consumer Price Index, rose modestly in October and held steady through November.

During the six-month period, the Federal Reserve (Fed) kept its target interest rate at 0%–0.25% while considering when an increase might be appropriate. Although global financial markets anticipated an increase, the Fed kept interest rates unchanged and said it expected moderate economic expansion, but it would monitor developments domestically and abroad. The Fed’s October meeting minutes indicated that most members acknowledged the possibility of an interest rate increase at their next meeting.

The 10-year Treasury yield, which moves inversely to price, shifted throughout the period. It began at 2.12% in May and rose to a period high of 2.50% in June based partly on upbeat

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

1. Some securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payment of principal and interest. The Fund’s net asset value, trading price and yield are not guaranteed and will fluctuate with market conditions. Please see the Fund’s prospectus for the level of credit support offered by government agency or instrumentality issues.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
3. Source: Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 9.

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FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

Dividend Distributions*
6/1/15–11/30/15
Dividend per Share
Month	(cents)
June	6.866
July	13.082
August	12.366
September	13.880
October	12.145
November	11.300
Total	69.639

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

domestic and eurozone economic data as well as Greece’s agreement with its international creditors. However, the yield declined to a period low of 1.99% in early October and ended the period higher at 2.21% as investors sought less risky assets due to the Fed’s possible interest rate increase at its December policy meeting as well as weak Chinese data.

Investment Strategy

We invest predominantly in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. We analyze securities using proprietary and nonproprietary research to help us identify attractive investment opportunities, primarily from across multiple investment grade debt sectors, including government and government agency debt securities, Treasury Inflation-Protected Securities (TIPS), and mortgage-backed securities (MBS), including adjustable rate mortgage securities (ARMs). When making investment decisions, we evaluate key factors including interest rates, inflation and risk premiums. Through a short duration portfolio, we seek to position the Fund to be less affected by interest rate changes than a fund with a longer duration. In addition, we may use interest rate-related derivative transactions, such as interest rate, bond, U.S. Treasury and fixed income futures contracts to obtain net long or short exposures to selected interest rates or durations. Unlike many exchange-traded funds (ETFs) designed to replicate the performance of a specified index, the Fund is an actively managed ETF.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

Manager’s Discussion

During the period, the Fund’s exposure to agency adjustable and fixed-rate mortgages provided mixed results as mortgages generally outperformed similar-duration U.S. Treasuries. The Fund’s focus on seasoned, shorter maturity, high-quality ARMs that tend to be less sensitive to interest rate changes detracted from performance as they experienced selling pressure in the sector. Yield curve positioning was a slight contributor as yields moved higher across the curve. The Fund’s TIPS exposure detracted from performance as real yields moved higher.

What is the yield curve?

The yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity rates. The most frequently reported yield curve compares three-month, two-year and 30-year U.S. Treasury debt.

The Fund invested in U.S. Treasuries, agency debentures, agency mortgage pass-through securities and other U.S. government-related bonds and cash investments. We looked for valuations we considered attractive within lower interest rate risk government bond markets. We used U.S. Treasury futures contracts for duration management. Over the period, the futures positions had a net realized loss.

Mortgage spreads were generally range-bound over the period, but they remained on the tighter end of longer term historical ranges despite increased volatility resulting from the approach of the federal funds target rate’s first increase. We believed the Fed’s reinvestment of mortgage repayments could continue for a number of quarters after the first rate increase, and questions remained about the demand source for agency MBS after the Fed’s buying ends. The Fed did not include ARMs in its quantitative easing buying program, so we believe the program’s termination could have less of an impact on ARMs than on fixed-rate MBS. We believe volatility in the fixed-rate agency

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FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

MBS market, however, could spill over to other sectors, such as ARMs. Higher rates and constrained mortgage credit availability continued to keep prepayment rates subdued. We continued to focus on seasoned, shorter maturity ARMs and remained cautious about duration risk in the shorter end of the yield curve as the federal funds target rate’s first increase approached.

Thank you for your participation in Franklin Short Duration U.S. Government ETF. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

Performance Summary as of November 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Share Prices
Symbol: FTSD				11/30/15			5/31/15			Change
Net Asset Value (NAV)				$98.31			$99.03		-$	0.72
Market Price (NYSE)				$97.75			$99.01		-$	1.26

Distributions[1] (6/1/15–11/30/15)
				Dividend
				Income
				$0.69639

Performance[2]
	Cumulative			Average Annual			Average Annual Total
	Total Return[3]			Total Return[3]			Return (12/31/15)[4]			Total Annual
	Based Based on			Based	Based on		Based	Based on		Operating Expenses[5]
	on NAV[6] market price[7]			on NAV[6]	market price[7]		on NAV[6]	market price[7]		(with waiver)	(without waiver)
										0.30%	0.68%
6-Month	-0.02%	-0.57%		-0.02%	-0.57%		-0.13%	+0.08%
1-Year	+0.36%	-0.14%	+	0.36%	-0.14%	+	0.35%	+0.52%
Since Inception (11/4/13)	+1.81%	+0.91%	+	0.86%	+0.43%	+	0.77%	+0.75%

	30-Day Standardized Yield[9]
Distribution Rate[8]	(with waiver)	(without waiver)
1.38%	0.54%			0.48%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you redeem or sell your shares. Current performance may differ from figures shown. Please visit etf.franklintempleton.com or call (800) 342-5236 for more recent month-end performance.

See page 6 for Performance Summary footnotes.
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FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s net asset value, trading price and yield. Bond prices, and thus a fund’s net asset value and trading price, generally move in the opposite direction of interest rates. Therefore, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s net asset value and trading price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. ETFs trade like stocks, fluctuate in market value and may trade at prices above or below the ETF’s net asset values. Brokerage commissions and ETF expenses will reduce returns. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a discussion of the main investment risks.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. The Fund has an expense reduction contractually guaranteed through at least 9/30/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, unless otherwise noted; without these reductions, the results would have been lower.
3. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Assumes reinvestment of distributions based on net asset value.
7. Assumes reinvestment of distributions based on market price.
8. Distribution rate is based on an annualization of the 11.300 cent per share November dividend and the NAV of $98.31 per share on 11/30/15.
9. The 30-day standardized yield for the 30 days ended 11/30/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements. The 30-day standardized yield, with and without waiver, is calculated at net asset value.

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FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including brokerage commissions on purchases and sales of Fund shares; and
  Ongoing Fund costs, including management fees and other Fund expenses. All ETFs have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other ETFs. The table assumes a $1,000 investment held for the periods indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other ETFs. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other ETFs.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/15	Value 11/30/15	Period* 6/1/15–11/30/15
Actual	$1,000.00	$999.80	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.50	$1.52
Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, of 0.30%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

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FRANKLIN ETF TRUST

Financial Highlights
Franklin Short Duration U.S. Government ETF
	Six Months Ended	Year Ended
	November 30, 2015	May 31,
	(unaudited)	2015	2014 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of the period	$99.03	$99.98	$100.00
Income from investment operations[b]:
Net investment income[c]	0.32	0.64	0.41
Net realized and unrealized gains (losses)	(0.34)	0.09	0.67
Total from investment operations	(0.02)	0.73	1.08
Less distributions from net investment income	(0.70)	(1.68)	(1.10)
Net asset value, end of period	$98.31	$99.03	$99.98

Total return[d]	(0.02)%	0.74%	1.08%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.38%	0.68%	0.61%
Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.30%
Net investment income	0.65%	0.64%	0.71%

Supplemental data
Net assets, end of period (000’s)	$189,344	$47,139	$27,595
Portfolio turnover rate	59.90%	198.41%	98.35%
Portfolio turnover rate excluding mortgage dollar rolls[f]	25.58%	140.19%	64.98%

aFor the period November 4, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of creation unit Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
eRatios are annualized for periods less than one year.
fSee Note 1(d) regarding mortgage dollar rolls.

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	FRANKLIN ETF TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin Short Duration U.S. Government ETF
	Principal
	Amount	Value
U.S. Government and Agency Securities 34.1%
Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$74,699	$74,368
[a]Federal Agricultural Mortgage Corp. Guaranteed Trust 07-1, 144A, 5.125%, 4/19/17	275,000	290,268
FHLB, 1.375%, 6/12/20	1,400,000	1,379,860
FHLB, 5.00%, 11/17/17	1,100,000	1,184,933
FHLMC, 0.75%, 1/12/18	800,000	794,626
FHLMC, 0.875%, 3/07/18	510,000	507,410
FHLMC, 1.25%, 8/01/19	1,500,000	1,485,274
FHLMC, 1.25%, 10/02/19	3,500,000	3,455,543
FHLMC, 1.375%, 5/01/20	1,525,000	1,508,248
FHLMC, 1.75%, 5/30/19	1,250,000	1,262,140
FHLMC, 2.375%, 1/13/22	1,000,000	1,018,309
FHLMC, 3.75%, 3/27/19	1,350,000	1,453,568
FICO, A-P, Strip, 10/06/17	1,000,000	981,008
FICO, D-P, Strip, 9/26/19	1,585,000	1,480,482
FICO, E-P, Strip, 11/02/18	225,000	215,896
FNMA, 0.875%, 2/08/18	1,280,000	1,274,532
FNMA, 1.625%, 1/21/20	1,000,000	1,000,183
FNMA, 1.75%, 6/20/19	3,000,000	3,030,849
FNMA, 1.75%, 9/12/19 - 11/26/19	2,650,000	2,667,154
FNMA, 1.875%, 9/18/18	1,125,000	1,144,367
FNMA, 2.625%, 9/06/24	350,000	356,397
FNMA, 6.625%, 11/15/30	250,000	357,542
FNMA, 7.125%, 1/15/30	250,000	368,773
Israel Government Agency for International Development Bond, 5.50%, 9/18/23	300,000	362,449
Overseas Private Investment Corp., A, zero cpn., 11/15/20	225,000	261,076
Private Export Funding Corp.,
secured note, LL, 2.25%, 3/15/20	1,600,000	1,615,142
senior secured note, MM, 2.30%, 9/15/20	1,550,000	1,566,049
Residual Funding Corp. Principal Strip, senior bond, Strip, 7/15/20	875,000	800,918
TVA, 5.50%, 7/18/17	500,000	537,010
[b]U.S. Treasury Bond,
Index Linked, 2.00%, 1/15/26	1,498,563	1,687,405
Index Linked, 2.375%, 1/15/25	845,761	973,875
U.S. Treasury Note,
0.50%, 7/31/17	1,050,000	1,043,909
0.625%, 8/31/17	350,000	348,394
0.625%, 9/30/17	2,000,000	1,990,196
0.75%, 12/31/17	2,800,000	2,786,546
0.875%, 8/15/17	750,000	749,985
0.875%, 11/15/17	2,750,000	2,746,617
0.875%, 1/31/18	2,000,000	1,994,218
1.00%, 2/15/18	1,325,000	1,324,069
1.875%, 10/31/17	600,000	610,852
2.75%, 5/31/17	390,000	401,380
[b]Index Linked, 0.125%, 4/15/17 - 4/15/19	3,887,831	3,884,398
[b]Index Linked, 0.125%, 1/15/23	3,031,759	2,934,864
[b]Index Linked, 0.625%, 7/15/21	3,695,055	3,752,934
[b]Index Linked, 1.375%, 7/15/18	2,571,015	2,670,794
[b]Index Linked, 1.625%, 1/15/18	1,414,059	1,462,455
[b]Index Linked, 2.625%, 7/15/17	648,660	679,449
Ukraine Government Agency for International Development Bonds, 1.844%, 5/16/19	120,000	120,654
Total U.S. Government and Agency Securities (Cost $64,745,817)		64,597,368

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FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)
	Principal
	Amount	Value
Mortgage-Backed Securities 69.6%
[c]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 26.8%
FHLMC, 1.967%, 3/01/35	$500,318	$527,148
FHLMC, 2.009%, 4/01/37	81,769	85,668
FHLMC, 2.142%, 4/01/36	278,229	293,913
FHLMC, 2.187%, 8/01/34	623,050	656,179
FHLMC, 2.194%, 1/01/38	92,508	98,699
FHLMC, 2.225%, 7/01/33 - 8/01/33	259,721	274,487
FHLMC, 2.269%, 5/01/37	999,529	1,052,412
FHLMC, 2.274%, 4/01/28	116,601	118,747
FHLMC, 2.303%, 1/01/37	51,066	54,234
FHLMC, 2.324%, 12/01/35	852,868	906,553
FHLMC, 2.34%, 4/01/29	40,909	43,011
FHLMC, 2.372%, 9/01/36	177,741	188,659
FHLMC, 2.375%, 1/01/35 - 3/01/35	1,867,572	1,982,786
FHLMC, 2.376%, 1/01/36	607,995	647,807
FHLMC, 2.378%, 12/01/36	132,956	141,260
FHLMC, 2.394%, 9/01/36	53,642	56,750
FHLMC, 2.395%, 10/01/38	196,715	206,918
FHLMC, 2.396%, 4/01/37	1,700,609	1,816,701
FHLMC, 2.397%, 11/01/34	301,426	321,152
FHLMC, 2.399%, 6/01/37	271,289	287,284
FHLMC, 2.404%, 1/01/36	52,596	55,650
FHLMC, 2.414%, 1/01/36	91,097	96,871
FHLMC, 2.426%, 3/01/35	155,288	164,991
FHLMC, 2.43%, 11/01/34	127,843	135,924
FHLMC, 2.432%, 11/01/36	885,966	944,292
FHLMC, 2.437%, 9/01/37	1,766,319	1,874,967
FHLMC, 2.442%, 11/01/33 - 4/01/37	1,472,273	1,558,207
FHLMC, 2.443%, 9/01/35	546,584	579,337
FHLMC, 2.447%, 9/01/37	3,123,334	3,321,027
FHLMC, 2.451%, 10/01/38	3,265,659	3,481,238
FHLMC, 2.461%, 1/01/37	91,292	97,029
FHLMC, 2.464%, 7/01/36	912,645	967,484
FHLMC, 2.471%, 2/01/35	125,098	132,670
FHLMC, 2.472%, 3/01/34	44,952	47,665
FHLMC, 2.473%, 12/01/35	784,150	831,890
FHLMC, 2.475%, 1/01/36	32,851	34,838
FHLMC, 2.48%, 8/01/38	544,893	580,737
FHLMC, 2.482%, 11/01/37	1,910,849	2,029,113
FHLMC, 2.483%, 2/01/36	197,715	210,303
FHLMC, 2.484%, 10/01/33	98,018	104,118
FHLMC, 2.49%, 1/01/35	25,863	27,394
FHLMC, 2.494%, 5/01/40	3,015,811	3,218,635
FHLMC, 2.497%, 4/01/40	461,562	490,595
FHLMC, 2.498%, 4/01/36	517,377	551,738
FHLMC, 2.50%, 5/01/34 - 11/01/36	1,211,910	1,284,506
FHLMC, 2.501%, 11/01/36	65,793	69,802
FHLMC, 2.505%, 5/01/35	728,086	773,262
FHLMC, 2.513%, 12/01/34	285,508	302,021
FHLMC, 2.515%, 9/01/35 - 1/01/36	406,827	433,534
FHLMC, 2.517%, 8/01/41	2,121,292	2,253,821
FHLMC, 2.522%, 10/01/35	427,092	451,162

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FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)
	Principal
	Amount	Value
Mortgage-Backed Securities (continued)
[c]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 2.53%, 4/01/40	$793,174	$843,965
FHLMC, 2.532%, 3/01/35	280,387	299,598
FHLMC, 2.536%, 6/01/41	554,876	593,467
FHLMC, 2.537%, 3/01/37	1,556,222	1,650,716
FHLMC, 2.54%, 9/01/35 - 4/01/37	1,617,130	1,715,395
FHLMC, 2.558%, 6/01/34	168,607	179,355
FHLMC, 2.567%, 11/01/33	482,150	512,195
FHLMC, 2.568%, 7/01/35	43,940	46,885
FHLMC, 2.57%, 3/01/35	46,823	49,714
FHLMC, 2.573%, 11/01/33	47,864	50,704
FHLMC, 2.581%, 3/01/36	1,086,781	1,157,065
FHLMC, 2.582%, 9/01/36	185,503	198,464
FHLMC, 2.64%, 12/01/35	1,329,589	1,408,720
FHLMC, 2.699%, 11/01/33	139,802	148,654
FHLMC, 2.712%, 8/01/34	797,304	851,339
FHLMC, 2.743%, 12/01/35	692,564	742,447
FHLMC, 2.883%, 12/01/35	2,088,974	2,214,868
FHLMC, 3.377%, 1/01/42	664,700	702,831
FHLMC, 3.926%, 10/01/36	431,738	451,609
		50,683,180
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.6%
[d]FHLMC, 3.50%, 12/01/45	1,000,000	1,033,984
[c]Federal National Mortgage Association (FNMA) Adjustable Rate 38.1%
FNMA, 1.824%, 2/01/36	1,078,402	1,130,162
FNMA, 1.928%, 2/01/33	236,417	247,131
FNMA, 1.941%, 7/01/35	101,258	106,200
FNMA, 2.005%, 6/01/34	592,177	616,201
FNMA, 2.012%, 3/01/35	460,765	480,965
FNMA, 2.042%, 3/01/34	42,145	43,965
FNMA, 2.064%, 6/01/35	165,391	172,063
FNMA, 2.07%, 11/01/35	1,925,208	2,013,818
FNMA, 2.084%, 10/01/34	171,141	178,036
FNMA, 2.104%, 10/01/35	661,902	695,095
FNMA, 2.11%, 11/01/35	89,357	93,699
FNMA, 2.111%, 11/01/35	112,886	118,411
FNMA, 2.147%, 1/01/35	78,406	83,868
FNMA, 2.153%, 11/01/35	88,539	93,563
FNMA, 2.157%, 11/01/35	196,144	206,100
FNMA, 2.158%, 11/01/35	726,346	763,507
FNMA, 2.159%, 2/01/35	167,181	177,355
FNMA, 2.16%, 11/01/35	119,388	125,535
FNMA, 2.164%, 12/01/34 - 9/01/35	224,346	236,527
FNMA, 2.172%, 11/01/35	278,009	292,016
FNMA, 2.175%, 11/01/35	106,800	112,329
FNMA, 2.18%, 1/01/35	112,658	120,404
FNMA, 2.183%, 12/01/33	289,706	302,762
FNMA, 2.184%, 11/01/35	106,016	111,142
FNMA, 2.187%, 12/01/34	65,377	69,153
FNMA, 2.191%, 10/01/35	1,511,740	1,589,829
FNMA, 2.192%, 1/01/35	31,058	33,081

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FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)
	Principal
	Amount	Value
Mortgage-Backed Securities (continued)
[c]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.207%, 3/01/35	$524,771	$555,955
FNMA, 2.216%, 2/01/35	52,249	55,688
FNMA, 2.242%, 2/01/36	87,418	92,783
FNMA, 2.245%, 9/01/37	698,216	735,173
FNMA, 2.251%, 5/01/35	68,442	72,785
FNMA, 2.255%, 12/01/39	148,398	157,728
FNMA, 2.275%, 4/01/35	508,293	538,196
FNMA, 2.285%, 2/01/35	482,088	510,002
FNMA, 2.287%, 7/01/36	475,900	505,712
FNMA, 2.29%, 11/01/37	765,960	810,406
FNMA, 2.318%, 5/01/35	2,855,786	3,030,091
FNMA, 2.318%, 5/01/39	1,727,321	1,830,549
FNMA, 2.328%, 8/01/37	2,698,994	2,860,245
FNMA, 2.33%, 12/01/34	182,144	193,935
FNMA, 2.337%, 7/01/35	540,134	576,394
FNMA, 2.34%, 5/01/39	470,782	498,410
FNMA, 2.346%, 4/01/40	1,282,216	1,361,070
FNMA, 2.348%, 4/01/40	120,951	128,694
FNMA, 2.351%, 1/01/38	639,544	678,658
FNMA, 2.358%, 1/01/35	161,496	171,032
FNMA, 2.359%, 5/01/37	562,040	596,963
FNMA, 2.361%, 12/01/37	124,826	132,574
FNMA, 2.364%, 3/01/42	1,153,738	1,217,299
FNMA, 2.37%, 4/01/36	511,388	543,066
FNMA, 2.371%, 9/01/38	441,809	469,002
FNMA, 2.373%, 11/01/34 - 11/01/35	1,770,186	1,880,019
FNMA, 2.375%, 3/01/35	218,168	233,105
FNMA, 2.376%, 9/01/37	555,740	589,495
FNMA, 2.377%, 9/01/39	521,933	554,771
FNMA, 2.38%, 9/01/35	236,833	251,214
FNMA, 2.384%, 3/01/36	205,759	218,138
FNMA, 2.391%, 3/01/37	330,839	351,908
FNMA, 2.392%, 7/01/38	1,704,216	1,806,437
FNMA, 2.394%, 9/01/35	1,310,771	1,388,828
FNMA, 2.395%, 6/01/40	2,687,145	2,842,783
FNMA, 2.396%, 2/01/35	200,159	209,692
FNMA, 2.399%, 8/01/36	27,233	29,139
FNMA, 2.405%, 8/01/29 - 6/01/36	2,437,694	2,544,847
FNMA, 2.41%, 9/01/37	1,938,535	2,060,750
FNMA, 2.412%, 7/01/35	361,665	383,137
FNMA, 2.413%, 2/01/41	468,944	499,428
FNMA, 2.419%, 12/01/40	266,718	282,544
FNMA, 2.428%, 9/01/39	186,725	196,637
FNMA, 2.433%, 1/01/37	141,629	151,060
FNMA, 2.435%, 9/01/35	326,276	346,174
FNMA, 2.436%, 5/01/33	44,182	46,717
FNMA, 2.437%, 4/01/35 - 12/01/40	763,623	809,990
FNMA, 2.438%, 3/01/42	902,527	955,550
FNMA, 2.439%, 10/01/38	2,626,787	2,786,781
FNMA, 2.44%, 10/01/36	189,701	201,518
FNMA, 2.443%, 10/01/33	616,318	652,356

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FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)
	Principal
	Amount	Value
Mortgage-Backed Securities (continued)
[c]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.444%, 8/01/36	$602,170	$637,606
FNMA, 2.445%, 9/01/35	601,557	638,816
FNMA, 2.449%, 12/01/34 - 8/01/36	1,201,104	1,277,194
FNMA, 2.453%, 12/01/35 - 5/01/40	482,212	515,979
FNMA, 2.454%, 5/01/35	339,366	359,345
FNMA, 2.462%, 5/01/35	432,412	460,897
FNMA, 2.462%, 9/01/43	2,127,708	2,241,086
FNMA, 2.463%, 11/01/34 - 6/01/35	1,545,462	1,643,035
FNMA, 2.473%, 6/01/35	215,917	230,055
FNMA, 2.474%, 8/01/39	24,714	26,198
FNMA, 2.475%, 1/01/32 - 2/01/40	1,408,720	1,503,817
FNMA, 2.477%, 10/01/34	331,077	350,414
FNMA, 2.478%, 8/01/38	905,712	958,932
FNMA, 2.48%, 6/01/35 - 3/01/36	729,899	778,999
FNMA, 2.481%, 9/01/34 - 8/01/36	1,428,238	1,518,114
FNMA, 2.482%, 9/01/35	195,127	207,239
FNMA, 2.496%, 4/01/34	170,957	181,654
FNMA, 2.50%, 5/01/37	719,579	768,867
FNMA, 2.508%, 5/01/35	458,938	488,849
FNMA, 2.51%, 9/01/36	195,902	208,286
FNMA, 2.52%, 10/01/39	395,820	422,002
FNMA, 2.54%, 5/01/33	133,141	142,210
FNMA, 2.546%, 9/01/37	2,423	2,585
FNMA, 2.553%, 10/01/34	63,433	67,219
FNMA, 2.559%, 10/01/33	6,912	7,350
FNMA, 2.561%, 9/01/40	328,596	351,762
FNMA, 2.568%, 11/01/34	751,166	794,398
FNMA, 2.569%, 10/01/37	393,377	418,792
FNMA, 2.571%, 10/01/40	2,511,073	2,659,541
FNMA, 2.614%, 9/01/36	170,373	181,880
FNMA, 2.625%, 10/01/33 - 9/01/38	635,512	677,682
FNMA, 2.631%, 9/01/36	283,098	302,525
FNMA, 2.64%, 8/01/37	218,874	233,055
FNMA, 3.061%, 3/01/36	74,647	79,877
		72,144,605
Federal National Mortgage Association (FNMA) Fixed Rate 3.3%
[d]FNMA, 3.00%, 12/01/30	900,000	931,887
[d]FNMA, 3.50%, 12/01/45	2,400,000	2,486,438
[d]FNMA, 4.00%, 12/01/45	2,700,000	2,864,995
		6,283,320
Government National Mortgage Association (GNMA) Fixed Rate 0.8%
[d]GNMA II, SF, 3.50%, 12/01/45	1,485,000	1,551,332
Total Mortgage-Backed Securities (Cost $131,836,567)		131,696,421
Total Investments before Short Term Investments (Cost $196,582,384)		196,293,789

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Semiannual Report 13

FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)
	Shares	Value
Short Term Investments (Cost $479,584) 0.2%
Money Market Funds 0.2%
[e,f]Institutional Fiduciary Trust Money Market Portfolio	479,584	$479,584
Total Investments (Cost $197,061,968) 103.9%		196,773,373
Other Assets, less Liabilities (3.9)%		(7,428,935)
Net Assets 100.0%		$189,344,438

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At

November 30, 2015, the value of this security was $290,268, representing 0.15% of net assets.
[b]Principal amount of security is adjusted for inflation.
[c]The coupon rate shown represents the rate at period end.
[d]Security purchased on a to-be-announced (TBA) basis. See Note 1(b).
[e]Non-income producing.
[f]See Note 3(c) regarding investments in affiliated management investment companies.

At November 30, 2015, the Fund had the following financial futures contracts outstanding. See Note 1(c).

Financial Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
U.S. Treasury 5 Yr. Note	Short	101	$11,986,648	3/31/16	$—	$(665)
U.S. Treasury 10 Yr. Note	Short	81	10,241,438	3/21/16	—	(11,888)
U.S. Treasury Long Bond	Short	15	2,310,000	3/21/16	—	(506)
Net unrealized appreciation (depreciation)						$(13,059)

See Note 7 regarding other derivative information.

See Abbreviations on page 24.
14 | Semiannual Report | The accompanying notes are an integral part of these financial statements.	etf.franklintempleton.com

FRANKLIN ETF TRUST

Financial Statements

Statement of Assets and Liabilities
November 30, 2015 (unaudited)

Franklin Short Duration U.S. Government ETF

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$196,582,384
Cost - Non-controlled affiliates (Note 3c)	479,584
Total cost of investments	$197,061,968
Value - Unaffiliated issuers	$196,293,789
Cost - Non-controlled affiliates (Note 3c)	479,584
Total value of investments	196,773,373
Receivables:
Investment securities sold	870,738
Interest	559,989
Due from brokers	251,250
Variation margin	7,459
Total assets	198,462,809
Liabilities:
Payables:
Investment securities purchased	8,854,442
Management fees	23,824
Distributions to shareholders	217,638
Accrued expenses and other liabilities	22,467
Total liabilities	9,118,371
Net assets, at value	$189,344,438
Net assets consist of:
Paid-in capital	$190,874,408
Distributions in excess of net investment income	(726,575)
Net unrealized appreciation (depreciation)	(301,654)
Accumulated net realized gain (loss)	(501,741)
Net assets, at value	$189,344,438
Shares outstanding	1,926,000
Net asset value per share	$98.31

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etf.franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 15

FRANKLIN ETF TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended November 30, 2015 (unaudited)

Franklin Short Duration U.S. Government ETF

Investment income:
Interest	$1,276,041
Inflation principal adjustments	45,519
Paydown gain (loss)	(603,390)
Total investment income	718,170
Expenses:
Management fees (Note 3a)	226,290
Transfer agent fees	4,349
Custodian fees (Note 4)	679
Reports to shareholders	4,816
Registration and filing fees	5,378
Professional fees	35,201
Trustees’ fees and expenses	276
Other	11,526
Total expenses	288,515
Expenses waived/paid by affiliates (Notes 3c and 3d)	(62,225)
Net expenses	226,290
Net investment income	491,880
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	79,224
Futures contracts	(3,946)
Net realized gain (loss)	75,278
Net change in unrealized appreciation (depreciation) on:
Investments	(596,678)
Futures contracts	(1,907)
Net change in unrealized appreciation (depreciation)	(598,585)
Net realized and unrealized gain (loss)	(523,307)
Net increase (decrease) in net assets resulting from operations	$(31,427)

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16 Semiannual Report | The accompanying notes are an integral part of these financial statements. etf.franklintempleton.com

	FRANKLIN ETF TRUST
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Short Duration U.S. Government ETF

	Six Months Ended
	November 30, 2015	Year Ended
	(unaudited)	May 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$491,880	$183,243
Net realized gain (loss)	75,278	(82,331)
Net change in unrealized appreciation (depreciation)	(598,585)	119,395
Net increase (decrease) in net assets resulting from operations	(31,427)	220,307
Distributions to shareholders from net investment income	(1,200,149)	(501,754)
Capital share transactions (Note 2)	143,437,045	19,825,155
Net increase (decrease) in net assets	142,205,469	19,543,708
Net assets:
Beginning of period	47,138,969	27,595,261
End of period	$189,344,438	$47,138,969
Distributions in excess of net investment income included in net assets:
End of period	$(726,575)	$(18,306)

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etf.franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 17

FRANKLIN ETF TRUST

Notes to Financial Statements (unaudited)

Franklin Short Duration U.S. Government ETF

1. Organization and Significant Accounting Policies

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end investment company, consisting of one fund, Franklin Short Duration U.S. Government ETF (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time or earlier when the NYSE closes early, on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a TBA Basis

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Sufficient assets have been segregated for these securities.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment

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18 Semiannual Report

etf.franklintempleton.com

FRANKLIN ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable on the Statement of Assets and Liabilities.

See Note 7 regarding other derivative information.

d. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately on the Statement of Operations. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation principal adjustments on the Statement of Operations.

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Semiannual Report 19

FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

1. Organization and Significant Accounting

Policies (continued)

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund are issued and redeemed at their respective NAV only in blocks of 25,000 shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed for cash and/or in-kind. For the period ended November 30, 2015, all Creation Unit transactions were made in cash.

Authorized participants pay a standard transaction fee of $500 to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance or redemption of Creation Units and is not charged to or paid by the Fund.

In addition, for cash Creation Unit transactions, a variable fee of up to 3.00% for creation transactions and 2.00% for redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. During the period ended November 30, 2015, no variable fees were charged.

At November 30, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	November 30, 2015		May 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	1,450,000	$143,437,045	200,000	$19,825,155

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FRANKLIN ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.30% per year of the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Investments in Affiliated Management Investment Companies

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.

% of Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares				Outstanding
	at Beginning	Gross	Gross	Held at End	Value at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio	3,671,921	132,184,929	(135,377,266)	479,584	$479,584	$ —	$ —	0.00%[a]

[a]Rounds to less than 0.01%.

d. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding acquired fund fees and expenses) of the Fund do not exceed 0.30% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2016.

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Semiannual Report 21

FRANKLIN ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

3. Transactions with Affiliates (continued)

e. Other Affiliated Transactions
At November 30, 2015, the shares of the Fund were owned by the following entities:
		Percentage of
	Shares	Outstanding Shares
Franklin Total Return Fund	500,000	25.96%
Franklin Resources Inc.	466,000	24.20%
Franklin Moderate Allocation Fund	217,513	11.29%
Franklin Conservative Allocation Fund	190,323	9.88%
Franklin Growth Allocation Fund	43,840	2.28%
Franklin LifeSmart 2015 Retirement Target Fund	11,574	0.60%
Franklin LifeSmart 2025 Retirement Target Fund	7,089	0.37%
Franklin LifeSmart 2035 Retirement Target Fund	3,435	0.18%
Franklin LifeSmart 2020 Retirement Target Fund	2,100	0.11%
Franklin LifeSmart 2045 Retirement Target Fund	1,539	0.08%
Franklin LifeSmart 2030 Retirement Target Fund	1,063	0.06%
Franklin LifeSmart 2040 Retirement Target Fund	391	0.02%
Franklin LifeSmart 2050 Retirement Target Fund	272	0.01%
Franklin LifeSmart 2055 Retirement Target Fund	20	0.00%*
	1,445,159	75.04%

* Rounds to less than 0.01%.
4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2015, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any.

At May 31, 2015, the capital loss carryforwards were as follows:

Capital loss carryforwards:
Short term	$242,040
Long term	206,722
Total capital loss carryforwards	$448,762

At November 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$197,220,244

Unrealized appreciation	$236,282
Unrealized depreciation	(683,153)
Net unrealized appreciation (depreciation)	$(446,871)

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22 Semiannual Report

etf.franklintempleton.com

FRANKLIN ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2015, aggregated $241,308,573 and $91,247,587, respectively.

7. Other Derivative Information

At November 30, 2015, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and		Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Interest rate contracts	Variation margin	$ —	Variation margin	$13,059	[a]

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended November 30, 2015, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Net Change in
Unrealized
Derivative Contracts		Net Realized Gain		Appreciation
Not Accounted for as	Statements of	(Loss) for the	Statement of	(Depreciation)
Hedging Instruments	Operations Locations	Period	Operations Locations	for the Period
Interest rate contracts	Net realized gain (loss) from:		Net change in unrealized
appreciation (depreciation) on:
	Futures contracts	$(3,946)	Futures contracts	$(1,907)

For the period ended November 30, 2015, the average month end fair value of derivatives represented 0.05% of average month end net assets. The average month end number of open derivative contracts for the period was 3.

See Note 1(c) regarding derivative financial instruments.

8. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

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Semiannual Report 23

FRANKLIN ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

8. Fair Value Measurements (continued)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$—	$64,597,368	$—	$64,597,368
Mortgage-Backed Securities	—	131,696,421	—	131,696,421
Short Term Investments	479,584	—	—	479,584
Total Investments in Securities	$479,584	$196,293,789	$—	$196,773,373
Liabilities:
Other Financial Instruments:
Futures Contracts	$13,059	$—	$—	$13,059

9. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
FHLB	Federal Home Loan Bank
FICO	Financing Corp.
SF	Single Family
TVA	Tennessee Valley Authority

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etf.franklintempleton.com

FRANKLIN ETF TRUST

FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at etf.franklintempleton.com.

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Semiannual Report 25

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.      N/A

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  January 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  January 26, 2016

By /s/ Gaston Gardey

Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  January 26, 2016